Stock Based Compensation (Details 2) - Nonvested Shares [Member] - Aircom 2014 Plan [Member] - $ / shares	3 Months Ended	9 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2018	Dec. 31, 2018	Dec. 31, 2017
Number of Shares
Outstanding, Beginning	302,467	250,675	302,467	675,510
Granted
Vested	(51,792)	(164,700)		(220,359)
Forfeited/Cancelled				(152,684)
Outstanding, Ending	250,675	85,975	85,975	302,467
Weighted Average Exercise Price Per Share
Options outstanding, beginning	$ 0.8315	$ 0.9163	$ 0.8315	$ 1.2985
Granted
Vested	0.408	0.5748		0.573
Forfeited/Cancelled				3.2749
Options outstanding, Ending	$ 0.9163	$ 0.7305	$ 0.7305	$ 0.8315